SECURITY EXCHANGE COMMISSION
FORM 13F COVER PAGE
Report for the Calender Quarter: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.
				 	[  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Origin Capital Management LLC
Address:	One Montgomery Street
		Suite 3300
		San Francisco, CA 94104

13F File Number:  28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Swift C. Barnes
Title:		Chief Operating Officer
Phone:		415-398-7988

Signature, Place, and Date of Signing:

Swift C. Barnes	San Francisco	California	May 14, 2003

The securities represented herein for which Origin Capital
Management LLC has sole investment discretion include those securities held for the account of Quantum Partners LDC, a Cayman Islands limited duration company. Soros Fund Management LLC, the principal investment manager of Quantum Partners LDC, may be deemed to have investment discretion over such securities pursuant to Section 13 of the Securities Exchange Act of 1934.


Report Type (Check only one):

[X]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION RERORT

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	70
Form 13F Information Table Value Total:	$242,712,000


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Origin Capital Management LLC 3-03-03                             VALUE   SHARES/  SH/   PUT/ INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN   CALL DISCRETIO  SOLE   SHARED   NONE
ALKERMES INC 6.52% 12/31/09              CONV     01642TAC2                1967320     1,9671,436,00 PRN          SOLE          0
CUBIST PHARMACEUTICALS 5.5% 11/08        CONV     229678AB3              3365119.5     3,3655,000,00 PRN          SOLE          0
PROTEIN DESIGN 5.5% CONV BOND 2/07       CONV     74369lab9            1307149.995     1,3071,500,00 PRN          SOLE          0
SEPRACOR 5% CONV BOND 2/15/2007          CONV     817315AL8                7275000     7,27510,000,0 PRN          SOLE          0
SEPRACOR 5.75% CONV BOND 11/15/2006      CONV     817315AQ7            9536383.553     9,53612,250,0 PRN          SOLE          0
BAXTER INTERNATIONAL CNVT 7% 2/06        PREF     071813406              9574430.4     9,574 248,000  SH          SOLE    248,000
AMERISOURCEBERGEN CORP.                  COM      03073E105                3989772     3,990  75,000  SH          SOLE     75,000
ABGENIX INC                              COM      00339B107            3009691.916     3,010 341,000  SH          SOLE    341,000
ABBOTT LABORATORIES           CMN        COM      002824100            1774717.988     1,775  46,600  SH          SOLE     46,600
ALCON INC                                COM      2852395              6895755.968     6,896 172,300  SH          SOLE    172,300
ANDRX GROUP                              COM      034553107             1790134.97     1,790 151,200  SH          SOLE    151,200
ADVANCED PCS Inc.                        COM      00790K109             10049260.2    10,049 350,000  SH          SOLE    350,000
AFFYMETRIX INC                           COM      00826T108                1335155     1,335  50,000  SH          SOLE     50,000
AUTOIMMUNE INC                           COM      052776101              52599.942        53  74,300  SH          SOLE     74,300
ALKERMES INC                             COM      01642T108            1948204.799     1,948 216,300  SH          SOLE    216,300
ALTEON INC                               COM      02144G107                 393000       393 100,000  SH          SOLE    100,000
AMGEN INC                                COM      031162100            14351674.44    14,352 246,000  SH          SOLE    246,000
ANTHEM, INC.                             COM      03674B104            9106279.987     9,106 139,600  SH          SOLE    139,600
ATRIX LABS                               COM      04962L101                 903240       903  64,000  SH          SOLE     64,000
ADVANCED MEDICAL OPTICS                  COM      00763M108             3104017.09     3,104 228,110  SH          SOLE    228,110
BAXTER INTL INC                          COM      071813109             539247.995       539  28,600  SH          SOLE     28,600
BIOGEN INC                               COM      090597105             6557803.89     6,558 219,000  SH          SOLE    219,000
BIOMARIN PHARMACEUTICAL INC              COM      09061G101                1180087     1,180 100,000  SH          SOLE    100,000
BRISTOL-MYERS SQUIBB                     COM      110122108                6697218     6,697 310,200  SH          SOLE    310,200
CUBIST PHARMACEUTICALS INC               COM      229678107               785004.9       785 100,000  SH          SOLE    100,000
CELGENE CORP                             COM      151020104            4945905.832     4,946 184,000  SH          SOLE    184,000
CEPHALON INC                             COM      156708109                4908456     4,908 120,000  SH          SOLE    120,000
CERNER                                   COM      156782104             2290249.99     2,290  70,000  SH          SOLE     70,000
CELL PATHWAYS HOLDINGS                   COM      15114R101                 467158       467 500,000  SH          SOLE    500,000
CAREMARK RX INC                          COM      141705103                3709713     3,710 200,000  SH          SOLE    200,000
CEPHEID INC                              COM      156708109              123558.94       124  30,000  SH          SOLE     30,000
CELERA GENOMICS - APPLERA CORP           COM      038020202                 609434       609  70,700  SH          SOLE     70,700
CURAGEN CORP                             COM      23126R101            1248418.286     1,248 311,035  SH          SOLE    311,035
DOV PHARMACEUTICAL INC                   COM      259858108             550129.944       550  91,000  SH          SOLE     91,000
EON LABS Inc.                            COM      29412EE100               1069580     1,070  40,000  SH          SOLE     40,000
ELAN CORP PLC ADR                        COM      284131208                3146957     3,1471,100,00  SH          SOLE   1,100,000
FIRST HORIZON PHARMACEUTICAL CORP        COM      32051K106               69739.98        70  25,800  SH          SOLE     25,800
GUIDANT CORPORATION           CMN        COM      401698105            14037015.78    14,037 379,400  SH          SOLE    379,400
GENZYME CORP                             COM      372917104             6575189.94     6,575 180,000  SH          SOLE    180,000
GILEAD SCIENCES INC.                     COM      375558103            12921223.75    12,921 307,664  SH          SOLE    307,664
GUILFORD PHARMACEUTICALS INC.            COM      401829106              1462343.2     1,462 400,000  SH          SOLE    400,000
GEN-PROBE INC                            COM      36866T103             2914538.12     2,915 130,000  SH          SOLE    130,000
INSMED INC                               COM      457669208             159745.043       160 280,747  SH          SOLE    280,747
INSPIRE PHARMACEUTICALS INC              COM      457733103            5249420.839     5,249 340,300  SH          SOLE    340,300
KYPHON                                   COM      501577100            325613.9862       326  36,600  SH          SOLE     36,600
LIGAND PHARMACEUTICALS INC    CL-B       COM      53220K207            2825649.963     2,826 440,200  SH          SOLE    440,200
ELI LILLY & CO                           COM      532457108             4066928.95     4,067  70,000  SH          SOLE     70,000
LUMENIS LTD                              COM      2318905               59525.0565        60  45,500  SH          SOLE     45,500
MEDICINES CO.                            COM      584688105                2671592     2,672 140,000  SH          SOLE    140,000
MEDIMMUNE                                COM      584699102                4176344     4,176 125,000  SH          SOLE    125,000
MEDAREX INC                              COM      583916101            380660.9043       381 117,300  SH          SOLE    117,300
MILLENNIUM PHARMACEUTICALS INC           COM      599902103                 654882       655  80,000  SH          SOLE     80,000
MGI Pharma Inc.                          COM      552880106            4861054.755     4,861 387,000  SH          SOLE    387,000
MERCK & CO., INC.                        COM      589331107             3865892.94     3,866  70,000  SH          SOLE     70,000
NPS PHARMACEUTICALS INC                  COM      62936P103            2124983.981     2,125 133,500  SH          SOLE    133,500
OSI PHARMACEUTICAL INC                   COM      671040103             1796183.84     1,796 110,000  SH          SOLE    110,000
PROTEIN DESIGN LABS INC                  COM      07436L103            1782146.896     1,782 230,800  SH          SOLE    230,800
PFIZER INC.                              COM      717081103                6334375     6,334 200,000  SH          SOLE    200,000
PHARMACEUTICAL RESOURCES INC             COM      717125108            1393103.983     1,393  32,600  SH          SOLE     32,600
RITE AID CORP                            COM      76754104             389201.9536       389 172,600  SH          SOLE    172,600
RIBOZYME PHARMACEUTICALS INC             COM      762567105            9519.156504        10  24,882  SH          SOLE     24,882
SICOR INC.                               COM      825846108            2127709.944     2,128 124,200  SH          SOLE    124,200
SCHERING PLOUGH                          COM      806605101            634141.9786       634  35,300  SH          SOLE     35,300
SHIRE PHARMACEUTICALS GROUP  ADR         COM      82481R106            2722282.925     2,722 145,000  SH          SOLE    145,000
SEQUENOM INC                             COM      817337108             88920.9685        89  45,500  SH          SOLE     45,500
TRANSKARYOTIC THERAPIES, INC             COM      893735100             552571.962       553  93,000  SH          SOLE     93,000
TRIMERIS INC                             COM      896263100              6297366.9     6,297 150,000  SH          SOLE    150,000
UNITED THERAPEUTICS CORP                 COM      91307C102                2499800     2,500 145,000  SH          SOLE    145,000
WYETH                                    COM      983024100            14188151.91    14,188 373,600  SH          SOLE    373,600
XOMA LTD                                 COM      G9825R107            1936423.949     1,936 422,400  SH          SOLE    422,400
                                                  Total Value                        242,712

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